Cash and Cash Equivalents: (Tables)	3 Months Ended
Mar. 31, 2018
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:

Note 4.      Cash and Cash Equivalents:

	March 31,	December 31,
	2018	2017
Bank deposits	$52,681,792	$39,649,888
Cash held in trust	58,880,292	88,500,000
Money market funds	21,043,918	9,522,830
Total	$132,606,002	$137,672,718